FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 17, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:  1408440(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories   COM         002824100     315      5655   SH    SOLE                              5655
American Intl Group   COM         026874107     286      3600   SH    SOLE                              3600
Amgen                 COM         031162100     435      7710   SH    SOLE                              7710
Auto Data Processing  COM         053015103   48268    819488   SH    SOLE                            819488
BP Amoco              SPON ADR    055622104     270      5805   SH    SOLE                              5805
Capital One Financial COM	  14040H105   36323    673274   SH    SOLE                            673274
Cisco Systems         COM         17275R102   85240   4706808   SH    SOLE                           4706808
Citigroup             COM         172967101    1176     23296   SH    SOLE                             23296
Dell Computer         COM         247025109   45766   1683804   SH    SOLE                           1683804
EMC Corp              COM         268648102   27253   2027735   SH    SOLE                           2027735
Ebay, Inc.            COM         278642103   63858    954527   SH    SOLE                            954527
First Data Corp       COM         319963104   68293    870527   SH    SOLE                            870527
Genentech Inc.        COM         368710406   27462    506215   SH    SOLE                            506215
General Electric      COM         369604103   78414   1956430   SH    SOLE                           1956430
Harley-Davidson       COM         412822108  107070   1971452   SH    SOLE                           1971452
Home Depot            COM         437076102   95225   1866798   SH    SOLE                           1866798
Intel Corp            COM         458140100   65033   2067812   SH    SOLE                           2067812
Intl Business Machs   COM         459200101     556     4600    SH    SOLE                              4600
JDS Uniphase          COM         46612J101     867     99925   SH    SOLE                             99925
Johnson & Johnson     COM         478160104    1450     24550   SH    SOLE                             24550
Kohls Corp	      COM         500255104   46538    660670   SH    SOLE                            660670
Lowes Companies	      COM         548661107    1624     35000   SH    SOLE                             35000
MBNA Corp             COM         55262L950   18013    511745   SH    SOLE                            511745
Marsh & Mclennan Cos  COM	  571748102     420      3910   SH    SOLE                              3910
Medtronic             COM         585055106   63729   1244462   SH    SOLE                           1244462
Merck & Company       COM         589331107   40416    687340   SH    SOLE                            687340
Microsoft             COM         594918104  112706   1701221   SH    SOLE                           1701221
Network Appliance     COM         64120L104     125      5700   SH    SOLE                              5700
Nokia Corp            SPON ADR    654902204   50184   2045820   SH    SOLE                           2045820
Pfizer                COM         717081103   76172   1911471   SH    SOLE                           1911471
Price Group           COM         74144T108    1761     50700   SH    SOLE                             50700
Charles Schwab & Co   COM         808512105   14511    937999   SH    SOLE                            937999
Qualcomm              COM         747525103   25049    496020   SH    SOLE                            496020
Staples               COM         855030102     103      5500   SH    SOLE                              5500
Starbucks             COM         855244109   26111   1370650   SH    SOLE                           1370650
Sun Microsystems      COM         866810104   23300   1894337   SH    SOLE                           1894337
Texas Instruments     COM         882508104     690     24635   SH    SOLE                             24635
Tiffany & Co.         COM         886547108   33597   1067584   SH    SOLE                           1067584
Veritas Software      COM         923436109   43766    976272   SH    SOLE                            976272
Wal-Mart              COM         931142103   75762   1316455   SH    SOLE                           1316455
Walgreen              COM         931422109     303      9000   SH    SOLE                              9000